United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: September 30, 2007

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	October 9, 2007

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		49

Form 13F Information Table Value Total:		$131,160,364.87

                                    	Class	         Current                 SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol    X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB       19859	5025	0	0	SOLE	0	5025	0	0
Marathon Oil Corporation             	COM	MRO         9069	159054	0	0	SOLE	0	159054	0	0
General Motors Corp                  	COM	GM          5518	150343	0	0	SOLE	0	150343	0	0
Pfizer Incorporated                  	COM	PFE         4792	196147	0	0	SOLE	0	196147	0	0
Potash Corp Sask Inc                 	COM	POT         4679	44265	0	0	SOLE	0	44265	0	0
Southwest Airlines Co                	COM	LUV         4502	304184	0	0	SOLE	0	304184	0	0
Intl Business Machines Corp.         	COM	IBM         4115	34936	0	0	SOLE	0	34936	0	0
Partnerre Ltd                        	COM	PRE         4106	51987	0	0	SOLE	0	51987	0	0
General Electric Company             	COM	GE          4045	97702	0	0	SOLE	0	97702	0	0
Citigroup                            	COM	C           3998	85671	0	0	SOLE	0	85671	0	0
Verizon Communications               	COM	VZ          3927	88691	0	0	SOLE	0	88691	0	0
U S G Corporation New                	COM	USG         3672	97792	0	0	SOLE	0	97792	0	0
Transocean, Inc.                     	COM	RIG         3358	29702	0	0	SOLE	0	29702	0	0
Unumprovident Corp                   	COM	UNM         3193	130482	0	0	SOLE	0	130482	0	0
A T & T Inc. New                     	COM	T           3134	74062	0	0	SOLE	0	74062	0	0
Home Depot Inc                       	COM	HD          3130	96486	0	0	SOLE	0	96486	0	0
Washington Mutual Inc                	COM	WM          3125	88507	0	0	SOLE	0	88507	0	0
Microsoft Corp                       	COM	MSFT        3091	104928	0	0	SOLE	0	104928	0	0
Ford Motor Company                   	COM	F           3013	354869	0	0	SOLE	0	354869	0	0
Sprint Nextel Corporation            	COM	S           2830	148947	0	0	SOLE	0	148947	0	0
Merck & Co Inc                       	COM	MRK         2575	49807	0	0	SOLE	0	49807	0	0
Bp P.L.C.                            	COM	BP          2518	36304	0	0	SOLE	0	36304	0	0
Chicos Fas Inc                       	COM	CHS         2367	168500	0	0	SOLE	0	168500	0	0
Auto Data Processing                 	COM	ADP         2272	49473	0	0	SOLE	0	49473	0	0
Unisys Corp                          	COM	UIS         2257	341002	0	0	SOLE	0	341002	0	0
Hewlett-Packard Company              	COM	HPQ         2212	44426	0	0	SOLE	0	44426	0	0
J P Morgan Chase & Co.               	COM	JPM         2159	47129	0	0	SOLE	0	47129	0	0
Morgan Stanley                       	COM	MS          2020	32059	0	0	SOLE	0	32059	0	0
Dell, Inc.                           	COM	DELL        1878	68040	0	0	SOLE	0	68040	0	0
Electronic Data Sys Corp             	COM	EDS         1619	74141	0	0	SOLE	0	74141	0	0
Intel Corp                           	COM	INTC        1514	58558	0	0	SOLE	0	58558	0	0
Handleman Company                    	COM	HDL         1430	467400	0	0	SOLE	0	467400	0	0
Quantum Cp Dlt & Storag              	COM	QTM         1178	346500	0	0	SOLE	0	346500	0	0
Exxon Mobil Corporation              	COM	XOM          944	10196	0	0	SOLE	0	10196	0	0
Johnson & Johnson                    	COM	JNJ          925	14077	0	0	SOLE	0	14077	0	0
Apache Corp                          	COM	APA          844	9368	0	0	SOLE	0	9368	0	0
Comerica Incorporated                	COM	CMA          682	13295	0	0	SOLE	0	13295	0	0
Wyeth                                	COM	WYE          570	12798	0	0	SOLE	0	12798	0	0
Anadarko Petroleum Corp              	COM	APC          548	10200	0	0	SOLE	0	10200	0	0
Omnicom Group Inc                    	COM	OMC          538	11188	0	0	SOLE	0	11188	0	0
Liz Claiborne, Inc.                  	COM	LIZ          537	15650	0	0	SOLE	0	15650	0	0
Lowes Companies Incorporated         	COM	LOW          471	16810	0	0	SOLE	0	16810	0	0
Altria Group, Inc.                   	COM	MO           429	6175	0	0	SOLE	0	6175	0	0
Johnson Controls Inc                 	COM	JCI          381	3225	0	0	SOLE	0	3225	0	0
Stryker Corp                         	COM	SYK          309	4495	0	0	SOLE	0	4495	0	0
TXU Corporation                      	COM	TXU          301	4400	0	0	SOLE	0	4400	0	0
D T E Energy Company                 	COM	DTE          272	5607	0	0	SOLE	0	5607	0	0
Wells Fargo & Co New                 	COM	WFC          242	6800	0	0	SOLE	0	6800	0	0
Federal-Mogul Corp                   	COM	FDMLQ         11	12000	0	0	SOLE	0	12000	0	0
Online Pwr Supply Inc                	COM	OPWR           0	10776	0	0	SOLE	0	10776	0	0